Securities Act Registration No. 33-14905

Investment Company Act Registration No. 811-05201

As filed with the Securities and Exchange Commission on March 20, 2026

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

_________________________________________________

☒  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 163

and

☒ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 182

THORNBURG INVESTMENT TRUST

(Registrant’s Exact Name as Specified in its Charter)

2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Address of Principal Executive Offices)

(Number, Street, City, State, Zip Code)

(505) 984-0200

(Registrant's Telephone Number, including Area Code)

Garrett Thornburg

2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Name and Address of Agent for Service)

With a copy to:

Jeremy C. Smith

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036-8704

_________________________________________________

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On March 27, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	On (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 ☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Post-Effective Amendment No. 161 (“PEA 161”) to the Registration Statement of Thornburg Investment Trust (the “Registrant”) on Form N-1A (the “Registration Statement”) under the Securities Act of 1933, as amended (the “Securities Act”), and Post-Effective Amendment No. 179 (“PEA 179” and, together with PEA 161, “PEA 161/179”) to the Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”), was filed with the U.S. Securities and Exchange Commission on January 21, 2026. PEA 161/179 was proposed to become effective 60 days after filing pursuant to paragraph (a) of Rule 485 under the Securities Act.

Pursuant to Rule 485(b)(1)(iii) under the Securities Act, this Post-Effective Amendment No. 163 (“PEA 163”) to the Registration Statement under the Securities Act and Post-Effective Amendment No. 182 (“PEA 182” and, together with PEA 163, “PEA 163/182”) to the Registration Statement under the 1940 Act is being filed for no purpose other than to designate March 27, 2026 as the new effective date for PEA 161/179.

This PEA 163/182 incorporates by reference the information contained in Parts A, B and C of PEA 161/179 and relates only to the ETF Class shares of each of Thornburg American Opportunities Fund (formerly, Thornburg Small/Mid Cap Core Fund) and Thornburg Focus Growth Fund (formerly, Thornburg Small/Mid Cap Growth Fund), each a series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that it meets all of the requirements for effectiveness of this PEA 163/182 under Rule 485(b)(1)(iii) under the Securities Act and has duly caused this PEA 163/182 to be signed on its behalf by the undersigned, duly authorized, in the City of Santa Fe and State of New Mexico on the 20th day of March, 2026.

THORNBURG INVESTMENT TRUST

By	/s/ Nimish S. Bhatt
Nimish S. Bhatt, President

Pursuant to the requirements of the Securities Act, this PEA 163/182 has been signed below by the following persons as of the 20th day of March, 2026 in the capacities indicated below.

/s/ Nimish S. Bhatt
Nimish S. Bhatt, President and principal executive officer

*
Curtis Holloway, Chief Financial Officer and Treasurer

*
Garrett Thornburg, Trustee and Chair

*
Lisa Black, Trustee

*
Sally Corning, Trustee

*
David L. Gardner, Trustee

*
Brian J. McMahon, Trustee and Vice Chair

*
Patrick J. Talamantes, Trustee

*
Owen D. Van Essen, Trustee

*
James W. Weyhrauch, Trustee

*By:	/s/ Nimish S. Bhatt
Nimish S. Bhatt
Attorney-in-Fact

Date:	March 20, 2026